Early Deposit Mineral Stream Interests - Summary of Early Deposit Mineral Stream Interests (Detail) $ in Thousands	6 Months Ended
	Jun. 30, 2022 USD ($)
Disclosure Of Mineral Stream Interests [line items]
Upfront Consideration Paid to Date	$ 44,602	[1]
Upfront Consideration to be Paid	323,750	[1],[2]
Total Upfront Consideration	$ 368,352	[1]
Toroparu [member]
Disclosure Of Mineral Stream Interests [line items]
Name of mine owner	GCM
Location of Mine	Guyana
Upfront Consideration Paid to Date	$ 15,500	[1]
Upfront Consideration to be Paid	138,000	[1],[2]
Total Upfront Consideration	$ 153,500	[1]
Gold	10.00%
Silver	50.00%
Term of Agreement	Life of Mine
Cotabambas [member]
Disclosure Of Mineral Stream Interests [line items]
Name of mine owner	Panoro
Location of Mine	Peru
Upfront Consideration Paid to Date	$ 12,250	[1]
Upfront Consideration to be Paid	127,750	[1],[2]
Total Upfront Consideration	$ 140,000	[1]
Gold	25.00%	[3]
Silver	100.00%	[3]
Term of Agreement	Life of Mine
Kutcho [member]
Disclosure Of Mineral Stream Interests [line items]
Name of mine owner	Kutcho
Location of Mine	Canada
Upfront Consideration Paid to Date	$ 16,852	[1]
Upfront Consideration to be Paid	58,000	[1],[2]
Total Upfront Consideration	$ 74,852	[1]
Gold	100.00%
Silver	100.00%
Term of Agreement	Life of Mine

[1]	Expressed in thousands of United States dollars; excludes closing costs and capitalized interest, where applicable.
[2]	Please refer to Note 27 for details of when the remaining upfront consideration to be paid becomes due.
[3]	Once 90 million silver equivalent ounces attributable to Wheaton have been produced, the attributable production will decrease to 16.67% of gold production and 66.67% of silver production for the life of mine.